Environmental, Contingencies And Commitments (Narrative) (Details) (USD $) In Millions, unless otherwise specified					3 Months Ended	12 Months Ended		12 Months Ended								12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Other Contingencies [Member]	Dec. 31, 2010 Other Contingencies [Member]	Sep. 30, 2009 Other Contingencies [Member] Asbestos Issues [Member]	Dec. 31, 2011 Other Contingencies [Member] Asbestos Issues [Member]	Dec. 31, 2010 Other Contingencies [Member] Asbestos Issues [Member]	Dec. 31, 2011 Other Commitments [Member]	Dec. 31, 2010 Other Commitments [Member]	Dec. 31, 2009 Other Commitments [Member]	Dec. 31, 2011 Environmental Matters [Member]	Dec. 31, 2010 Environmental Matters [Member]	Dec. 31, 2009 Environmental Matters [Member]	Dec. 31, 2011 Environmental Matters [Member] Accrued Expenses [Member]	Dec. 31, 2010 Environmental Matters [Member] Accrued Expenses [Member]	Dec. 31, 2011 Environmental Matters [Member] U.S. Sites [Member]	Dec. 31, 2011 Environmental Matters [Member] European Sites [Member]
Environment Matters and Other Contingencies [Line Items]
Aggregate environmental related accruals											$ 102.3	$ 104.6
Aggregate environmental related accruals, current	10.0	5.5												10.0	5.5
Environmental remediation spending											6.2	5.9	4.8
Increase (decrease) in environmental related accruals											5.0					9.4	(4.4)
Asset retirement obligations, number of sites	30
Asbestos related portion of self-insured and insured contingent liability			53.7	57.4		42.4	43.5
Asbestos related portion of insurance recovery receivable			22.1	24.3		21.8	23.8
Adjustment to asbestos related portion of self-insured and insured contingent liability					5.0
Adjustment to asbestos related portion of insurance recovery receivable					4.9
Recovery of future asbestos indemnity costs						48.00%
Rental expense under property and equipment leases								11.0	11.5	13.5
Obligations under long-term agreements								20.2
Obligations under long-term agreements expected to be paid in 2012								13.0
Outstanding letters of credit								$ 34.7